Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Supplemental Cash Flow Information
Cash paid for income taxes	$ 3,066	$ 2,032	$ 2,572
Cash received from income tax refunds	$ 1,550	$ 0	$ 0